Convertible Preferred Stock - Activity in convertible preferred stock (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	$ 164,006	$ 160,507	$ 160,507	$ 55,975
Issuances	17,307	3,499	3,499	104,532
Class A common stock subject to possible redemption, ending	181,313	164,006	164,006	160,507
Series A-1 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	6,065	6,065	6,065	6,065
Class A common stock subject to possible redemption, ending	6,065	6,065	6,065	6,065
Series A-2 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	8,976	8,976	8,976	8,976
Class A common stock subject to possible redemption, ending	8,976	8,976	8,976	8,976
Series A-3 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	10,611	10,611	10,611	10,611
Class A common stock subject to possible redemption, ending	10,611	10,611	10,611	10,611
Series A-4 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	1,993	1,993	1,993	1,993
Class A common stock subject to possible redemption, ending	1,993	1,993	1,993	1,993
Series A-5 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	12,858	12,858	12,858	12,858
Class A common stock subject to possible redemption, ending	12,858	12,858	12,858	12,858
Series A-6 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	15,476	15,476	15,476	15,472
Issuances				4
Class A common stock subject to possible redemption, ending	15,476	15,476	15,476	15,476
Series B preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	84,528	84,528	84,528
Issuances	109			84,528
Class A common stock subject to possible redemption, ending	84,637	84,528	84,528	84,528
Series B-1 preferred stock
Convertible Preferred Stock
Class A common stock subject to possible redemption , beginning	23,499	20,000	20,000
Issuances	1	3,499	3,499	20,000
Class A common stock subject to possible redemption, ending	23,500	$ 23,499	$ 23,499	$ 20,000
Series B-3 preferred stock
Convertible Preferred Stock
Issuances	17,197
Class A common stock subject to possible redemption, ending	$ 17,197